SEGMENT REPORTING	12 Months Ended
Dec. 31, 2025
SEGMENT REPORTING
SEGMENT REPORTING

NOTE 3 – SEGMENT REPORTING

Operating segments are comprised of the components of an entity in which separate information is available for evaluation by the Company’s CODM, or group of decision makers, in determining how to allocate resources in evaluating performance. The Company consists of a single reporting segment: life science. The life science segment is comprised of the Company’s development of therapeutics that target lipid-signaling modulation pathways, including the ECS, a network of receptors and neurotransmitters that form a biochemical communication system throughout the body. The Company’s CODM is its chief executive officer.

The accounting policies of the life science segment are as described in the summary of significant accounting policies. The CODM evaluates the performance of the life science segment based on the Company’s net loss as reported on the income statement as consolidated net loss. The Company’s segment assets are reported on the balance sheet as its total consolidated assets.

The Company has not generated any revenue since its inception and expects to continue to incur losses into the foreseeable future as it continues to conduct research and development related activities through all stages of product development and clinical trials and subsequently seek approval from the respective regulatory authorities. The Company’s CODM utilizes cash forecast models to determine the Company’s investment in the life sciences segment. These models are reviewed regularly to monitor the Company’s operating results and performance and compared to the Company’s cash-based forecasts.

	Year ended
	December 31,
	2025	2024

General and administrative
Employee and director compensation	$1,253	$1,173
Stock-based compensation	674	501
Professional fees	2,846	1,133
Other general and administrative (a)	1,208	1,308
Total general and administrative	$5,981	$4,115
	Year ended
	December 31,
	2025	2024

Research and development
Employee compensation	$1,278	$1,166
Stock-based compensation	467	317
Professional fees	3,666	5,169
Research and development tax credits	(704)	(1,349)
Other research and development (b)	716	690
Total research and development	$5,423	$5,993

(a)	Consists of investor relations, travel and other office expenses.
(b)	Consists of supplies and other items used in research and development activities.